Expense Example {- Franklin Mutual Shares Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual Shares Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 650
3 years	863
5 years	1,092
10 years	1,751
Class C
Expense Example:
1 year	282
3 years	563
5 years	970
10 years	2,105
Class R
Expense Example:
1 year	131
3 years	409
5 years	708
10 years	1,556
Class R6
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Class Z
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	$ 978